Employee Stock And Incentive Plan (Summary Of Nonvested PSU Transactions) (Details) (Performance Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2012
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	137,584,000
Granted, Number of Share Units	127,950,000
Performance criteria adjustment, Number of Share Units	79,635,000
Forfeited, Number of Share Units	(13,944,000)
Nonvested share units at end of period, Number of Share Units	331,225,000
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 24.38
Granted, Weighted Average Fair Value	$ 23.89
Performance criteria adjustment, Weighted Average Fair Value	$ 23.52
Forfeited, Weighted Average Fair Value	$ 23.87
Nonvested share units at end of period, Weighted Average Fair Value	$ 23.52